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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

 Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246_

(Name and address of agent for service)

with a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:      (610) 558-2800

Date of fiscal year end:    October 31, 2010

Date of reporting period:   July 31, 2010

Item 1.  Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Common Stocks - 100.0%	Shares	Value
Consumer Discretionary - 24.7%
Auto Components - 4.0%
Autoliv, Inc. *	5,010	$287,774
Gentex Corp.	8,335	160,616
		448,390
Diversified Consumer Services - 1.5%
Bridgepoint Education, Inc. *	9,080	168,434

Household Durables - 1.0%
Kid Brands, Inc. *	13,960	116,147

Internet & Catalog Retail - 3.1%
Amazon.com, Inc. *	1,335	157,383
Liberty Media Corp. - Interactive - Series A *	16,955	191,931
		349,314
Media - 9.2%
DIRECTV - Class A *	10,500	390,180
DreamWorks Animation SKG, Inc. - Class A *	6,945	216,406
Liberty Media Corp. - Capital - Series A *	5,230	243,927
Liberty Media Corp. - Starz - Series A *	3,555	195,134
		1,045,647
Specialty Retail - 4.0%
J. Crew Group, Inc. *	5,165	184,029
Urban Outfitters, Inc. *	8,470	272,395
		456,424
Textiles, Apparel & Luxury Goods - 1.9%
True Religion Apparel, Inc. *	8,830	217,042

Energy - 6.2%
Energy Equipment & Services - 2.4%
McDermott International, Inc. *	11,420	268,484

Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	4,340	213,355
Pioneer Natural Resources Co.	3,875	224,440
		437,795
Financials - 13.4%
Diversified Financial Services - 9.0%
Bank of America Corp.	30,800	432,432
Citigroup, Inc. *	52,445	215,025

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Diversified Financial Services - 9.0% (Continued)
MarketAxess Holdings, Inc.	11,835	$168,294
MasterCard, Inc. - Class A	987	207,309
		1,023,060
Real Estate Investment Trusts - 1.5%
Redwood Trust, Inc.	11,000	172,150

Real Estate Management & Development - 2.9%
CB Richard Ellis Group, Inc. - Class A *	19,500	331,500

Health Care - 16.8%
Biotechnology - 4.2%
Human Genome Sciences, Inc. *	6,340	164,459
SIGA Technologies, Inc. *	37,450	313,831
		478,290
Health Care Equipment & Supplies - 3.1%
ResMed, Inc. *	4,320	283,781
Vermillion, Inc. *	7,010	64,422
		348,203
Health Care Providers & Services - 7.0%
Express Scripts, Inc. *	7,135	322,359
Humana, Inc. *	9,925	466,674
		789,033
Pharmaceuticals - 2.5%
Hi-Tech Pharmacal Co., Inc. *	1,920	33,754
Teva Pharmaceutical Industries Ltd. - ADR	5,230	255,485
		289,239
Industrials - 5.2%
Commercial & Professional Services - 1.5%
Copart, Inc. *	4,695	171,086

Machinery - 1.0%
Barnes Group, Inc.	6,390	117,448

Professional Services - 1.5%
Acacia Research Corp. *	12,450	166,705

Transportation Infrastructure - 1.2%
Aegean Marine Petroleum Network, Inc.	6,630	136,313

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Information Technology - 23.8%
Communications Equipment - 3.0%
Plantronics, Inc.	6,095	$182,667
Research In Motion Ltd. *	2,800	161,084
		343,751
Computers & Peripherals - 5.3%
Apple, Inc. *	1,610	414,172
Xyratex Ltd. *	14,295	185,692
		599,864
Electronic Equipment, Instruments & Components - 1.4%
Corning, Inc.	8,910	161,449

Semiconductors & Semiconductor Equipment - 10.6%
Advanced Energy Industries, Inc. *	9,740	171,521
Anadigics, Inc. *	46,040	202,116
Lam Research Corp. *	4,825	203,567
MEMC Electronic Materials, Inc. *	21,070	201,429
Tessera Technologies, Inc. *	8,275	140,509
Veeco Instruments, Inc. *	6,465	279,935
		1,199,077
Software - 3.5%
BMC Software, Inc. *	2,660	94,643
MICROS Systems, Inc. *	6,660	238,295
RealD, Inc. *	3,895	66,215
		399,153
Materials - 4.3%
Chemicals - 2.3%
Lubrizol Corp.	2,771	259,061

Containers & Packaging - 2.0%
Crown Holdings, Inc. *	8,145	226,675

Telecommunication Services - 5.6%
Software & Services - 3.2%
Equinix, Inc. *	3,844	359,453

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Telecommunication Services - 5.6% (Continued)
Wireless Telecommunication Services - 2.4%
NII Holdings, Inc. *	7,235	$271,023

Total Common Stocks (Cost $9,743,626)		$11,350,210

Money Market Funds - 0.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (a)	48,834	$48,834
Fidelity Institutional Money Market Portfolio - Class I, 0.29% (a)	48,834	48,834
Total Money Market Funds (Cost $97,668)		$97,668

Total Investments at Value - 100.9% (Cost $9,841,294)		$11,447,878

Liabilities in Excess of Other Assets - (0.9%)		(99,667)

Total Net Assets - 100.0%		$11,348,211

ADR - American Depositary Receipt

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2010 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,350,210	$-	$-	$11,350,210
Money Market Funds	-	97,668	-	97,668
Total	$11,350,210	$97,668	$-	$11,447,878

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the quarter ended July 31, 2010.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2010:

Tax cost of portfolio investments	$10,149,249

Gross unrealized appreciation	$2,228,691
Gross unrealized depreciation	(930,062)

Net unrealized appreciation	$1,298,629

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Common Stocks - 99.7%	Shares	Value
Consumer Discretionary - 19.2%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	75,400	$5,257,642

Internet & Catalog Retail - 2.0%
Amazon.com, Inc. *	53,186	6,270,098

Media - 6.5%
Activision Blizzard, Inc.	415,740	4,938,991
DIRECTV - Class A *	295,373	10,976,061
Liberty Media Corp. - Starz - Series A *	75,305	4,133,491
		20,048,543
Multiline Retail - 2.1%
Dollar Tree, Inc. *	145,357	6,442,222

Specialty Retail - 6.9%
Best Buy Co., Inc.	122,625	4,250,183
J. Crew Group, Inc. *	87,935	3,133,124
TJX Cos., Inc. (The)	146,720	6,091,814
Urban Outfitters, Inc. *	239,855	7,713,737
		21,188,858
Consumer Staples - 3.0%
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	108,725	6,165,795

Food Products - 1.0%
Hershey Co. (The)	66,240	3,113,280

Energy - 8.9%
Energy Equipment & Services - 3.4%
Diamond Offshore Drilling, Inc.	47,605	2,832,021
McDermott International, Inc. *	321,600	7,560,816
		10,392,837
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	143,925	7,075,353
Chevron Corp.	48,945	3,730,098
EOG Resources, Inc.	64,573	6,295,868
		17,101,319

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.7% (Continued)	Shares	Value
Financials - 14.9%
Capital Markets - 1.3%
Goldman Sachs Group, Inc. (The)	26,214	$3,953,596

Commercial Banks - 2.3%
Wells Fargo & Co.	256,575	7,114,825

Diversified Financial Services - 8.5%
Bank of America Corp.	746,740	10,484,230
Citigroup, Inc. *	1,821,853	7,469,597
MasterCard, Inc. - Class A	39,688	8,336,067
		26,289,894
Insurance - 1.8%
MetLife, Inc.	127,505	5,362,860

Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. - Class A *	183,805	3,124,685

Health Care - 13.1%
Biotechnology - 3.6%
Celgene Corp. *	115,450	6,367,067
Human Genome Sciences, Inc. *	183,220	4,752,727
		11,119,794
Health Care Providers & Services - 7.2%
Express Scripts, Inc. *	147,872	6,680,857
Humana, Inc. *	269,155	12,655,668
McKesson Corp.	46,485	2,920,188
		22,256,713
Pharmaceuticals - 2.3%
Teva Pharmaceutical Industries Ltd. - ADR	147,690	7,214,657

Industrials - 6.8%
Aerospace & Defense - 2.0%
Boeing Co. (The)	92,050	6,272,287

Air Freight & Logistics - 2.7%
FedEx Corp.	99,710	8,231,060

Machinery - 2.1%
Danaher Corp.	166,100	6,379,901

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.7% (Continued)	Shares	Value
Information Technology - 24.0%
Communications Equipment - 1.6%
Research In Motion Ltd. *	85,072	$4,894,192

Computers & Peripherals - 8.5%
Apple, Inc. *	50,842	13,079,104
EMC Corp. *	325,835	6,448,275
Hewlett-Packard Co.	144,545	6,654,852
		26,182,231
Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	275,799	4,997,478

Internet Software & Services - 1.8%
Google, Inc. - Class A *	11,603	5,625,715

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	301,815	6,217,389
Lam Research Corp. *	133,405	5,628,357
		11,845,746
Software - 6.7%
Adobe Systems, Inc. *	193,450	5,555,884
BMC Software, Inc. *	124,820	4,441,095
MICROS Systems, Inc. *	101,005	3,613,959
Oracle Corp.	297,200	7,025,808
		20,636,746
Materials - 5.0%
Chemicals - 3.0%
Air Products and Chemicals, Inc.	45,085	3,272,269
Lubrizol Corp.	63,770	5,961,858
		9,234,127
Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	85,730	6,133,124

Telecommunication Services - 4.8%
Software & Services - 3.0%
Equinix, Inc. *	99,910	9,342,584

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.7% (Continued)	Shares	Value
Telecommunication Services - 4.8% (Continued)
Wireless Telecommunication Services - 1.8%
America Movil S.A.B. de C.V. - Series L - ADR	107,860	$5,350,935

Total Common Stocks (Cost $286,494,627)		$307,543,744

Money Market Funds - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (a)	142,924	$142,924
Fidelity Institutional Money Market Portfolio - Class I, 0.29% (a)	142,924	142,924
Total Money Market Funds (Cost $285,848)		$285,848

Total Investments at Value - 99.8% (Cost $286,780,475)		$307,829,592

Other Assets in Excess of Liabilities - 0.2%		565,651

Total Net Assets - 100.0%		$308,395,243

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2010 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$307,543,744	$-	$-	$307,543,744
Money Market Funds	-	285,848	-	285,848
Total	$307,543,744	$285,848	$-	$307,829,592

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the quarter ended July 31, 2010.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2010:

Tax cost of portfolio investments	$297,037,657

Gross unrealized appreciation	$37,621,309
Gross unrealized depreciation	(26,829,374)

Net unrealized appreciation	$10,791,935

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2010

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	September 2, 2010